Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Loans at fair value	$ 399,657,112	¥ 2,782,332,885	¥ 33,417,119
Financial guarantee derivative	103,416,108	719,962,262	358,249,913
Total assets	503,073,220	3,502,295,147
Liabilities
Payable to investors at fair value	431,835,082	3,006,349,475
Recurring
Assets
Loans at fair value	399,657,112	2,782,332,885	33,417,119
Financial guarantee derivative	103,416,108	719,962,262	358,249,913
Total assets			391,667,032
Liabilities
Payable to investors at fair value	431,835,082	3,006,349,475
Total liabilities	(431,835,082)	(3,006,349,475)
Level 3
Assets
Total assets	503,073,220	3,502,295,147
Level 3 | Recurring
Assets
Loans at fair value	399,657,112	2,782,332,885	33,417,119	¥ 667,838,880
Financial guarantee derivative	103,416,108	719,962,262	358,249,913
Total assets			¥ 391,667,032
Liabilities
Payable to investors at fair value	431,835,082	3,006,349,475		¥ 667,080,871
Total liabilities	$ (431,835,082)	¥ (3,006,349,475)